Revenue and Related Matters - Disaggregated Revenue (Details) - USD ($) $ in Thousands	3 Months Ended									6 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue
Total	$ 35,813	$ 31,549	$ 31,559	$ 30,804	$ 28,456	$ 25,824	$ 26,646	$ 23,500	$ 29,552	$ 59,260	$ 53,052	$ 102,260	$ 90,819	$ 79,698	$ 122,368	$ 105,522	$ 110,556
Product revenue
Disaggregation of Revenue
Total	19,694	20,821	19,940	19,549	19,360	16,674	17,693	14,785	20,656	38,909	35,441	59,251	58,849	53,134	79,670	69,808	81,062
Product revenue | North America
Disaggregation of Revenue
Total	11,175		10,426									33,958	30,961		41,496	35,148	47,135
Product revenue | EMEA
Disaggregation of Revenue
Total	6,241		5,939									17,462	18,439		25,600	22,876	24,300
Product revenue | Asia Pacific
Disaggregation of Revenue
Total	2,278		3,575									7,831	9,449		12,574	11,784	9,627
Instruments
Disaggregation of Revenue
Total	2,386		3,882									7,398	12,402
Instruments | North America
Disaggregation of Revenue
Total	1,226		1,693									3,214	4,879
Instruments | EMEA
Disaggregation of Revenue
Total	1,070		707									2,896	3,659
Instruments | Asia Pacific
Disaggregation of Revenue
Total	90		1,482									1,288	3,864
Consumable and other products
Disaggregation of Revenue
Total	17,308		16,058									51,853	46,447		63,965	44,804	55,089
Consumable and other products | North America
Disaggregation of Revenue
Total	9,949		8,733									30,744	26,082		35,122	25,894	34,997
Consumable and other products | EMEA
Disaggregation of Revenue
Total	5,171		5,232									14,566	14,780		21,216	14,514	16,122
Consumable and other products | Asia Pacific
Disaggregation of Revenue
Total	2,188		2,093									6,543	5,585		7,627	4,396	3,970
Service and other revenue
Disaggregation of Revenue
Total	13,845		10,883									39,323	29,859		40,089	34,495	23,629
Service and other revenue | North America
Disaggregation of Revenue
Total	11,841		8,650									29,373	23,949		32,407	29,218	17,807
Service and other revenue | EMEA
Disaggregation of Revenue
Total	1,519		1,643									8,746	4,462		5,952	4,514	5,334
Service and other revenue | Asia Pacific
Disaggregation of Revenue
Total	485		590									1,204	1,448		1,730	763	488
Service-type warranties
Disaggregation of Revenue
Total	2,595		2,511									7,990	7,219		9,879	8,840	6,628
Service-type warranties | North America
Disaggregation of Revenue
Total	1,540		1,572									4,787	4,607		6,265	5,581	4,334
Service-type warranties | EMEA
Disaggregation of Revenue
Total	857		783									2,611	2,181		3,001	2,779	2,039
Service-type warranties | Asia Pacific
Disaggregation of Revenue
Total	198		156									592	431		613	480	255
Research services
Disaggregation of Revenue
Total	10,543		7,740									29,362	20,763		27,828	23,653	14,825
Research services | North America
Disaggregation of Revenue
Total	9,841		6,690									23,378	18,200		24,706	22,493	12,101
Research services | EMEA
Disaggregation of Revenue
Total	426		617									5,411	1,562		2,000	1,013	2,600
Research services | Asia Pacific
Disaggregation of Revenue
Total	276		433									573	1,001		1,122	147	124
Other services
Disaggregation of Revenue
Total	707		632									1,971	1,877		2,382	2,002	2,176
Other services | North America
Disaggregation of Revenue
Total	460		388									1,208	1,142		1,436	1,144	1,372
Other services | EMEA
Disaggregation of Revenue
Total	236		243									724	719		951	722	695
Other services | Asia Pacific
Disaggregation of Revenue
Total	11		1									39	16		(5)	136	109
Collaboration and license revenue
Disaggregation of Revenue
Total	1,872	$ 146	237	$ 629	$ 368	$ 170	$ 301	$ 92	$ 86	$ 997	$ 178	2,756	1,234	$ 479	1,380	649	648
Collaboration and license revenue | North America
Disaggregation of Revenue
Total	1,872		237									2,756	1,234		1,380	274	360
Collaboration and license revenue | EMEA
Disaggregation of Revenue
Total	0		0									0	0		0	323	288
Collaboration and license revenue | Asia Pacific
Disaggregation of Revenue
Total	$ 0		$ 0									$ 0	$ 0		$ 0	$ 52	$ 0